Common Stock	12 Months Ended
Dec. 31, 2021
11. Common Stock
Common Stock
11.

COMMON STOCK
Authorized
:

Unlimited number of non-par value common shares.
2021 2020
Issued and outstanding:
millions
of shares

millions of
Canadian
dollars
millions of
shares

millions of
Canadian
dollars
Balance, December 31, 2020

251.43 $

6,705

242.48 $

6,216
Issuance of common stock
(1)(2)

4.99

284

4.54

251
Issued under Purchase Plans at market rate

4.32

239

3.99

219
Discount on shares purchased under Dividend Reinvestment Plan - (4) - (4)
Options exercised under senior management share option plan

0.33

14

0.42

20
Employee Share Purchase Plan - 4 - 3
Balance, December 31, 2021

261.07 $

7,242

251.43 $

6,705
(1) As at December 31, 2020, a total of 4,544,025

common shares were issued under Emera's at-the-market

program "(ATM program)"
at an average price of $ 56.04

per share for gross proceeds of $
255

million ($
251

million net of issuance costs).
(2) For the year ended December 31, 2021, 4,987,123

common shares were issued under Emera's ATM program at an average price
of $ 57.63

per share for gross proceeds of $
287

million ($
284

million net of after-tax issuance costs).
On August 12, 2021, Emera renewed its ATM

Program that allows the Company to issue up to $
600
million of common shares from treasury to the public from

time to time, at the Company's discretion, at
the prevailing market price. The ATM

Program was renewed pursuant to a prospectus supplement

to the
Company's short form base shelf prospectus dated August

5, 2021. The ATM

program is expected to
remain in effect until September 5, 2023. As at

December 31, 2021, an aggregate gross sales limit of
$ 457

million remains available for issuance under the ATM

program.
As at December 31, 2021, the following common shares

were reserved for issuance:
6.2

million (2020 –
3.5

million) under the senior management stock option

plan,
3.1

million (2020 –
3.5

million) under the
employee common share purchase plan and 14.2

million (2020 –
5.1

million) under the dividend
reinvestment plan (“DRIP”).

The issuance of common shares under the common share compensation arrangements does not allow
the plans to exceed 10

per cent of Emera's outstanding common shares. As at

December 31, 2021,
Emera is in compliance with this requirement.